Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Dividends to stockholders of UL Solutions				$ 50	$ 40	$ 680	$ 1,600	$ 200
UL Standards & Engagement Transactions
Related Party Transaction [Line Items]
Incurred expenses				10	10	(21)	(21)	(1)
UL Research Institutes
Related Party Transaction [Line Items]
Incurred expenses								17
Related Party
Related Party Transaction [Line Items]
Dividends to stockholders of UL Solutions	$ 600	$ 600	$ 1,600	$ 45	$ 40	$ 680	$ 1,600	$ 200